Information about Component of Consolidated Statements of Comprehensive Income - Schedule of Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Production and services costs [Member]
Schedule of Expenses Classified by Nature and Function [Line Items]
Amortization of intangible assets	$ 351,240	$ 239,545	$ 173,032
Analysis and storage		598	4,496
Commissions and royalties	835,082	217,000	127,771
Import and export expenses		147,392	150,402
Depreciation of property, plant and equipment	2,861,812	3,018,014	2,161,236
Impairment of receivables
Freight and haulage	1,003,986	927,910	2,427,296
Employee benefits and social securities	9,899,884	11,162,207	10,033,252
Taxes	260,091	285,791	255,227
Maintenance	2,414,461	2,074,352	1,157,887
Energy and fuel	658,621	997,066	967,412
Supplies and materials	586,696	1,031,386	1,075,909
Mobility and travel	339,447	202,810	128,072
Allowance for obsolescence	1,547,723	581,804	1,012,788
Publicity and advertising		233	2,528
Systems expenses	39,583	35,526	11,556
Share-based incentives for employees	315,965	1,111,919
Surveillance expenses		368	105,988
Professional fees and outsourced services	201,601	189,090	100,308
Professional fees related parties
Office supplies	93,967	242,790	229,500
Insurance	181,595	199,109	230,388
Depreciation of leased assets	2,477,334	1,312,849	468,524
Contingencies	84,567	66,682
Environmental Impact Treatment	998,303	1,770,857	2,369,838
Licenses & Patents	75
Miscellaneous	25,887	3,854	41,452
Total	25,177,920	25,819,152	23,234,862
Selling, general and administrative expenses [Member]
Schedule of Expenses Classified by Nature and Function [Line Items]
Amortization of intangible assets	5,769,969	5,950,289	6,026,784
Analysis and storage	14,744	160,133	700,671
Commissions and royalties	1,989,880	1,745,169	1,396,750
Import and export expenses	826,942	734,026	794,561
Depreciation of property, plant and equipment	2,386,157	2,163,357	2,139,957
Impairment of receivables	7,123,716	753,428	1,327,385
Freight and haulage	11,367,271	11,831,209	9,646,138
Employee benefits and social securities	44,971,665	38,799,972	39,593,472
Taxes	12,411,799	14,442,557	12,001,149
Maintenance	2,216,680	1,666,524	956,916
Energy and fuel	106,846	514,422	397,305
Supplies and materials	2,678,691	3,520,386	1,048,056
Mobility and travel	4,472,895	5,317,138	5,431,323
Allowance for obsolescence		4,711	53,989
Publicity and advertising	4,556,518	5,065,506	5,775,012
Systems expenses	3,008,347	3,857,779	3,158,735
Share-based incentives for employees	3,853,229	12,577,399	3,393,348
Surveillance expenses	583,115	468,090	392,631
Professional fees and outsourced services	9,939,339	9,131,891	13,807,495
Professional fees related parties	16,353	243,827	196,101
Office supplies	1,373,911	1,743,957	976,350
Insurance	2,850,968	2,133,572	3,137,598
Depreciation of leased assets	2,504,864	2,106,107	3,029,049
Contingencies	252,352	586,892	239,292
Environmental Impact Treatment	67,510	14,208
Licenses & Patents	193,773		37,015
Miscellaneous	370,706	808,273	874,192
Total	125,908,240	126,340,822	116,531,274
Total [Member]
Schedule of Expenses Classified by Nature and Function [Line Items]
Amortization of intangible assets	6,121,209	6,189,834	6,199,816
Analysis and storage	14,744	160,731	705,167
Commissions and royalties	2,824,962	1,962,169	1,524,521
Import and export expenses	826,942	881,418	944,963
Depreciation of property, plant and equipment	5,247,969	5,181,371	4,301,193
Impairment of receivables	7,123,716	753,428	1,327,385
Freight and haulage	12,371,257	12,759,119	12,073,434
Employee benefits and social securities	54,871,549	49,962,179	49,626,724
Taxes	12,671,890	14,728,348	12,256,376
Maintenance	4,631,141	3,740,876	2,114,803
Energy and fuel	765,467	1,511,488	1,364,717
Supplies and materials	3,265,387	4,551,772	2,123,965
Mobility and travel	4,812,342	5,519,948	5,559,395
Allowance for obsolescence	1,547,723	586,515	1,066,777
Publicity and advertising	4,556,518	5,065,739	5,777,540
Systems expenses	3,047,930	3,893,305	3,170,291
Share-based incentives for employees	4,169,194	13,689,318	3,393,348
Surveillance expenses	583,115	468,458	498,619
Professional fees and outsourced services	10,140,940	9,320,981	13,907,803
Professional fees related parties	16,353	243,827	196,101
Office supplies	1,467,878	1,986,747	1,205,850
Insurance	3,032,563	2,332,681	3,367,986
Depreciation of leased assets	4,982,198	3,418,956	3,497,573
Contingencies	336,919	653,574	239,292
Environmental Impact Treatment	1,065,813	1,785,065	2,369,838
Licenses & Patents	193,848		37,015
Miscellaneous	396,593	812,127	915,644
Total	$ 151,086,160	$ 152,159,974	$ 139,766,136